Capital stock	12 Months Ended
Aug. 31, 2022
Capital stock.
Capital stock

18. Capital stock

Authorized

Voting Common Shares, voting and participating

Preferred shares, without par value, non-cumulative annual dividend, redeemable at their issue price, non-participating, non-voting.

Issued

	2022	2021
	$	$
8,417,923 voting common shares [2021 – 8,324,861]	43,441,591	42,834,982

Subscription and issuance of Class A common shares, share exchange and share consolidation

On September 3, 2020, the Board of Directors authorized the consolidation of all the issued and outstanding Voting Common Shares on the basis on 1 post-consolidation Voting Common Shares for every 3.7 pre-consolidation Voting Common Shares. The impact of this adjustment has been reflected in the Company’s share capital and earnings (loss) per share.

Subscription and issuance of Voting Common Shares

On September 2, 2020, the Board of Directors authorized the issuance of 547,297 Voting Common shares, for a total consideration of $2,025,000.

On September 18, 2020, the Board of Directors authorized the issuance of 45,351 Voting Common Shares, for services provided to the Company. The services were valued at $167,799 of which $58,730 is in connection with transaction costs directly attributable to the issuance of Voting Common Shares and $109,069 is included in professional fees.

On November 27, 2020, the Company completed its initial public offering [the “Offering”] of an aggregate of 2,760,000 common shares of the Company at a price of U.S.$10.00 ($13.22) per share for proceeds of U.S.$25,287,624 ($33,430,239) net of a U.S.$1,932,000 ($2,554,104) cash commission paid to the underwriter and professional fees in connection with the Offering amounting to U.S.$380,376 ($502,857). Netted against the proceeds from the Offering are also included professional fees amounting to $271,726 that were previously recorded in prepaids.

On December 22, 2020, the Board of Directors authorized the issuance of 69,650 Voting Common Shares, being the conversion of the advances from related parties of $898,489.

On the same day, the Board of Directors authorized the issuance of 3,067 Voting Common Shares for a total consideration of $39,200 which remains receivable on August 31, 2022 and is presented in the advances to related parties [note 17].

On February 16, 2021, the Company issued 30,000 Voting Common Shares at a price of U.S. $15.07 [approximately $19.13] as part of the consideration paid for the acquisition of intellectual property [note 11].

On June 3, 2021, the Company issued 284,495 Voting Common Shares at a price of U.S. $10.09 [approximately $12.21] as part of the consideration paid in a business acquisition [note 5].

On January 12, 2022 and February 1, 2022, the Board of Directors authorized the issuance of 25,000 Voting Common Shares and 5,435 Voting Common Shares respectively to a third party in exchange for marketing services provided to the Company.

On January 31, 2022, the Board of Directors authorized the issuance of 6,479 Voting Common Shares to a third party in exchange for sub-contracting services provided to the Company related to research and development.

During the six-month period ended August 31, 2022, the Company issued 53,445 Voting Common Shares to third parties in exchange for marketing services provided to the Company.

On August 25, 2022, the Company issued 2,703 Voting Common Shares upon the exercise of a former employee’s stock options.